Commitments and Contingencies (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Operating lease description		On April 15, 2021, the Company entered into a new lease agreement for 92,842 square feet of office space in San Jose, California. The lease began on June 1, 2021 and is set to expire on January 31, 2023.			In December 2017, the Company began leasing approximately 25,000 square feet of office space in San Jose, California as its corporate headquarters.
Initial lease term	1 year	1 year			1 year
Rent expense		$ 1,383,000	$ 478,000		$ 654,000	$ 656,000
Growth Capital Acquisition Corp. [Member]
Commitments and Contingencies (Details) [Line Items]
Term of demand exercise	5 years			5 years
Term of piggyback registration rights exercise	7 years			7 years
Growth Capital Acquisition Corp. [Member] | Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Unpaid expenses	$ 10,000,000
Sell to PIPE Investors	$ 59,500,000	$ 59,500,000
IPO [Member] | Growth Capital Acquisition Corp. [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash fee in gross proceeds	3.50%			3.50%
Cash fee	$ 6,037,500			$ 6,037,500